Offerings	Feb. 17, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	159,090,906
Proposed Maximum Offering Price per Unit | $ / shares	1.31
Maximum Aggregate Offering Price	$ 208,409,086
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,781.29
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price.The Price per share used to obtain the maximum offering amount of such Common Stock for the purposes of calculating the registration fee was the average of the high and low trading prices of the Company’s Common Stock reported by Nasdaq on February 13, 2026, which was $1.31.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Convertible Preferred Stock (2)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the conversion of the Series A Convertible Preferred Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). Represents only the additional number of shares being registered. This does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1.The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, or the Securities Act, based on the proposed maximum aggregate offering price.